Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Severance expenses	$ 48,331	$ 35,897	$ 37,218
Bad debt expenses	$ 1,333	$ 3,188	$ 1,176
Matrix [Member]
Significant Accounting Policies (Details) [Line Items]
Description of governing bodies	Matrix’s board of directors is composed of 5 members, 2 of whom are external directors as required by the Israeli Companies Law, 5759-1999, another one of whom is an independent director, while the remaining two directors are associated with Formula, including Formula’s chief executive officer who serves as the chairman of Matrix’s board of directors.
Description of voting rights	the Company, only one shareholder (a financial institution) held more than 5% of Matrix’s voting power (approximately 10%) during the reporting period; there is no evidence that any of the shareholders has or had granted to any other shareholder a voting proxy at the general meeting; over the last six years (i.e., 2016-2021), Matrix’s general meetings were attended by shareholders representing not more than between 76% and 82% of its voting power, including the Company’s voting power. Bearing in mind that the Company presently holds approximately 48.92% of the total voting power, this means that the level of activity of Matrix’s other shareholders is relatively moderate or low. The attendance by Matrix’s other shareholders would have to be higher than 97.89% in order to deprive the Company of an absolute majority of votes at the general meeting. In accordance with voting patterns at Matrix’s shareholders’ meetings in recent years, it is the Company’s management’s belief that achieving such a high attendance seems unlikely.
Sapiens [Member]
Significant Accounting Policies (Details) [Line Items]
Description of voting rights	the Company, only two financial institutions held more than 5% of the voting rights at the general meeting (representing 5.6% and 5.1%); there is no evidence that any shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last five years from 2017 to 2021, Sapiens’ general meetings were attended by shareholders representing in total between 70% and 81.8% of the total voting power, including the Company’s voting power. Bearing in mind that the Company presently holds approximately 43.64% of total voting rights, this means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2021, the attendance from shareholders would have to be higher than 88.71% in order to deprive the Company of an absolute majority of votes at the general meeting.
Magic [Member]
Significant Accounting Policies (Details) [Line Items]
Description of voting rights	the Company, as of December 31, 2021, there were just two shareholders (both Israeli financial institutions) holding more than 5% of Magic Software’s voting power (representing 9.4% and 7.5% of the votes); there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last five years from 2017 to 2021, Magic Software’s general meetings were attended by shareholders representing between 65%-87% of total voting rights. Bearing in mind that the Company presently holds approximately 45.59% of total voting right, this means that the level of activity of Magic Software’s other shareholders is relatively moderate or low. As of December 31, 2021, the attendance by shareholders would have to be higher than 91.9% in order to deprive the Company of an absolute majority of votes at the general meeting.
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Software product	5 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Software product	7 years